Restatement of Previously Issued Financial Statements - Summary of Effects of Restatement (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Revenues	$ 152	$ 394	$ 198						$ 198		$ 592		$ 744
Cost of revenues		324	148						148		472		762
Gross profit (loss)	(138)	70	50						50		120		(18)
Operating Expenses
Selling, general and administrative		1,449	1,493			3,361	3,030		2,339	3,200	3,788	6,561	6,689	2,759	1,818
Transaction costs			790						790		790		790
Total operating expenses		1,449	2,283			3,361	3,030		3,129	3,200	4,578	6,561	7,479	2,759	1,818
Operating Income (Loss)	(3,040)	(1,379)	(2,233)	(846)	3,802	(3,361)	(3,030)	(170)	(3,079)	(3,200)	(4,458)	(6,561)	(7,497)	(2,759)	(1,818)
Other Income	31	3	1,048	80	68,031	9,369	3,172	61	1,128	3,233	1,131	12,602	1,162	80,633	29,312
Gain on settlements			1,000			9,353			1,000		1,000	9,353	1,000	77,353	24,908
Gain on sale of patents, net of legal costs															1,280
Settlement proceeds for modification of licensing agreement														3,116
Interest income		7	31			16	56		111	117	118	133	153	164	3,124
Total Other Income	31	3	1,048	80	68,031	9,369	3,172	61	1,128	3,233	1,131	12,602	1,162	80,633	29,312
Income before provision for income taxes		(1,376)	(1,185)			6,008	142		(1,951)	33	(3,327)	6,041	(6,335)	77,874	27,494
Provision for income taxes														26,889	3,396
Net (Loss) Income	(2,738)	(1,376)	(1,192)	(766)	45,033	5,919	142	(109)	(1,958)	33	(3,334)	5,952	(6,072)	50,985	24,098
Net Income per share, basic and diluted	$ (0.12)	$ (0.06)	$ (0.06)	$ (0.04)	$ 2.19	$ 0.29	$ 0.00	$ (0.01)	$ (0.09)	$ 0.00	$ (0.16)	$ 0.29	$ (0.28)	$ 2.48	$ 1.17
Amounts Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Revenues		394	1,198			9,354	3,116		1,198	3,116	1,593	12,469		88,969	24,908
Cost of revenues		576	187			3,165	2,929		553	2,929	1,129	6,094		9,151	1,465
Gross profit (loss)		(182)	1,011			6,189	187		645	187	464	6,375		79,818	23,443
Operating Expenses
Selling, general and administrative		1,197	1,719			197	101		1,934	271	3,132	467		2,108	353
Transaction costs			790						790		790
Total operating expenses		1,197	2,244			197	101		2,724	271	3,922	467		2,108	353
Operating Income (Loss)		(1,379)	(1,233)			5,992	86		(2,079)	(84)	(3,458)	5,908		77,710	23,090
Other Income		3	48			16	56		128	117	131	133		164	4,404
Gain on settlements
Gain on sale of patents, net of legal costs															1,280
Interest income		7	31			16	56		111	117	118	133		164	3,124
Total Other Income		3	48			16	56		128	117	131	133		164	4,404
Income before provision for income taxes		(1,376)	(1,185)			6,008	142		(1,951)	33	(3,327)	6,041		77,874	27,494
Provision for income taxes														26,889	3,396
Net (Loss) Income		(1,376)	(1,192)			5,919	142		(1,958)	33	(3,334)	5,952		50,985	24,098
Net Income per share, basic and diluted		$ (0.06)	$ (0.06)			$ 0.29	$ 0.00		$ (0.09)	$ 0.00	$ (0.16)	$ 0.29		$ 2.48	$ 1.17
Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Revenues														(88,969)	(24,908)
Cost of revenues														(9,151)	(1,465)
Gross profit (loss)														(79,818)	(23,443)
Operating Expenses
Selling, general and administrative														651	1,465
Transaction costs
Total operating expenses														651	1,465
Operating Income (Loss)														(80,469)	(24,908)
Other Income														80,469	24,908
Gain on settlements														77,353	24,908
Settlement proceeds for modification of licensing agreement														3,116
Total Other Income														$ 80,469	$ 24,908